Finance Income and Expenses	6 Months Ended
Jun. 30, 2026
Finance Income and Expenses
Finance Income and Expenses

Note 18 - Finance Income and Expenses

Finance income and expenses for the periods ended June 30, 2026 and 2025 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Finance income
Interest	$6.8	$6.6	$12.3	$17.7
	$6.8	$6.6	$12.3	$17.7
Finance expenses
Standby charges	$0.5	$0.6	$1.1	$1.2
Amortization of debt issue costs	0.2	0.1	0.3	0.2
Accretion of lease liabilities	—	0.1	0.1	0.1
	$0.7	$0.8	$1.5	$1.5

Finance income includes interest earned on cash and cash equivalents, referenced in Note 4. Finance expenses include fees and expenses incurred in connection with the Company’s Corporate Revolver and FNIC Revolver, referenced in Note 11.